CONSOLIDATED BALANCE SHEETS In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2010 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Current assets
Cash and cash equivalents	$ 25,024	$ 22,439	¥ 2,080,709	¥ 1,865,746
Time deposits	2,452		203,874	392,724
Marketable securities	14,738		1,225,435	1,793,165
Trade accounts and notes receivable, less allowance for doubtful accounts of ¥13,735 million in 2010 and ¥11,856 million ($143 million) in 2011	17,428		1,449,151	1,886,273
Finance receivables, net	49,751		4,136,805	4,209,496
Other receivables	3,682		306,201	360,379
Inventories	15,685		1,304,242	1,422,373
Deferred income taxes	7,287		605,884	632,164
Prepaid expenses and other current assets	6,223		517,454	511,284
Total current assets	142,270		11,829,755	13,073,604
Noncurrent finance receivables, net	66,828		5,556,746	5,630,680
Investments and other assets
Marketable securities and other securities investments	42,949		3,571,187	2,256,279
Affiliated companies	21,976		1,827,331	1,879,320
Employees receivables	748		62,158	67,506
Other	7,959		661,829	730,997
Total investments and other assets	73,632		6,122,505	4,934,102
Property, plant and equipment
Land	14,884		1,237,620	1,261,349
Buildings	43,724		3,635,605	3,693,972
Machinery and equipment	107,605		8,947,350	9,298,967
Vehicles and equipment on operating leases	29,969		2,491,946	2,613,248
Construction in progress	3,594		298,828	226,212
Total property, plant and equipment, at cost	199,776		16,611,349	17,093,748
Less - Accumulated depreciation	(123,899)		(10,302,189)	(10,382,847)
Total property, plant and equipment, net	75,877		6,309,160	6,710,901
Total assets	358,607		29,818,166	30,349,287
Current liabilities
Short-term borrowings	38,232		3,179,009	3,279,673
Current portion of long-term debt	33,347		2,772,827	2,218,324
Accounts payable	18,077		1,503,072	1,956,505
Other payables	6,967		579,326	572,450
Accrued expenses	21,326		1,773,233	1,735,930
Income taxes payable	1,357		112,801	153,387
Other current liabilities	10,472		870,722	769,945
Total current liabilities	129,778		10,790,990	10,686,214
Long-term liabilities
Long-term debt	77,561		6,449,220	7,015,409
Accrued pension and severance costs	8,034		668,022	678,677
Deferred income taxes	9,743		810,127	813,221
Other long-term liabilities	2,162		179,783	225,323
Total long-term liabilities	97,500		8,107,152	8,732,630
Toyota Motor Corporation shareholders' equity
Common stock, no par value, authorized: 10,000,000,000 shares in 2010 and 2011; issued: 3,447,997,492 shares in 2010 and 2011	4,775		397,050	397,050
Additional paid-in capital	6,083		505,760	501,331
Retained earnings	142,341		11,835,665	11,568,602
Accumulated other comprehensive income (loss)	(13,767)	(10,184)	(1,144,721)	(846,835)
Treasury stock, at cost, 312,002,149 shares in 2010 and 312,298,805 shares in 2011	(15,170)		(1,261,383)	(1,260,425)
Total Toyota Motor Corporation shareholders' equity	124,262		10,332,371	10,359,723
Noncontrolling interest	7,067		587,653	570,720
Total shareholders' equity	131,329	131,455	10,920,024	10,930,443
Commitments and contingencies
Total liabilities and shareholders' equity	$ 358,607		¥ 29,818,166	¥ 30,349,287